Related Party Transactions - Related party transactions (Details) - Seven Oaks Acquisition Corp - USD ($)			3 Months Ended	9 Months Ended
	Dec. 22, 2020	Oct. 13, 2020	Dec. 31, 2020	Sep. 30, 2021
Related Party Transaction [Line Items]
Proceeds from related party note			$ 105,000
Related Party Loans
Related Party Transaction [Line Items]
Proceeds from related party note		$ 300,000
Repayment of debt	$ 105,000
Price of warrants (in dollars per share)				$ 1.00
Working Capital Loans | Related Party Loans
Related Party Transaction [Line Items]
Loans convertible into warrants				$ 1,500,000